Finance income (expense) (Tables)	12 Months Ended
Dec. 31, 2023
Finance income (expense)
Schedule of company's incurred finance income (expense)
Year ended December 31	2023	2022	2021
Interest income	$75	$10	$78
Remeasurement of royalty obligation	37	(169)	(262)
Accretion of acquisition payable	-	(44)	(96)
Change in fair value of contingent consideration	-	-	(178)
Bank charges and other interest	(27)	(26)	(29)
Finance expense from lease obligation	(20)	23	(38)
	$65	$(206)	$(525)

Schedule of company's paid finance income (expense)
Year ended December 31	2023	2022	2021
Interest received	$75	$10	$78
Other interest, net and banking fees	(27)	(26)	(29)
	$48	$(16)	$49